Financial Debt - Summary of Analysis of Authorized Credit Lines (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Used amount	$ 471.4
US Revolving Facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Date	2013
Borrowings maturity date	2018
Used amount	$ 161.9
French Revolving Facility [Member]
Disclosure of detailed information about borrowings [Line Items]
Date	2013
Borrowings maturity date	2018
Used amount	$ 309.5